Convertible Debentures (Details) - USD ($)	Aug. 31, 2021	Nov. 30, 2020
Convertible debenture payable	$ 1,707,844	$ 1,791,791
Convertible Debenture Payable 1
Convertible debenture payable	500,000	500,000
Convertible Debenture Payable 2
Convertible debenture payable	1,050,000	1,050,000
Convertible Debenture Payable 3
Convertible debenture payable	$ 157,844	$ 241,791